Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under lease arrangements (in thousands)	The approximate future minimum payments under these lease arrangements as of December 31, 2016, are as follows (in thousands):

2017	$295
2018	80

Total	$375